Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Schedule of Outstanding Warrants, Excluding Contingent Warrants - Warrant [Member]		12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2023 $ / shares shares
Schedule of Outstanding Warrants, Excluding Contingent Warrants [Line Items]
Number of Shares, ending | shares	5,910,914	7,899,661
Weighted Average Exercise Price, ending | $ / shares	$ 2.37	$ 1.68
Weighted Average Remaining Contractual Life, ending	4 years 8 months 12 days	4 years 3 months 18 days
Number of Shares, Warrants vested and exercisable | shares		7,899,661
Weighted Average Exercise Price, Warrants vested and exercisable | $ / shares		$ 1.68
Weighted Average Remaining Contractual Life, Warrants vested and exercisable		4 years 3 months 18 days
Number of Shares, Granted | shares		5,121,601
Weighted Average Exercise Price, Granted | $ / shares		$ 1.1
Number of Shares, Exercised | shares		(3,132,854)
Weighted Average Exercise Price, Exercised | $ / shares		$ 0.865
Number of Shares, Cancelled | shares
Weighted Average Exercise Price, Cancelled | $ / shares